Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The
following table sets forth information concerning the compensation of our chief executive officer (PEO) and the Company’s other named executive officers (NEOs) for 2020 through 2022 and our financial performance for each such year.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On		Net Income (in millions)	Adjusted EBITDA re (3) (in millions)
					Total Stockholder Return	Peer Group Total Stockholder Return (2)

2022	$14,474,484	$17,474,419	$3,478,720	$3,977,313	$90.99	$76.50	$643	$1,498

2021	11,520,730	16,474,154	2,814,068	3,681,933	95.39	90.32	(11)	532

2020	10,094,761	13,697,907	1,920,755	2,434,772	80.25	76.40	(741)	(168)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Julie Aslaksen and Michael Lentz

2021	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Julie Aslaksen and Joanne Hamilton

2020	James F. Risoleo	Sourav Ghosh, Brian Macnamara, Nathan Tyrrell, Julie Aslaksen and Joanne Hamilton

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable year, adjusted as set forth in the table below. The dollar amounts shown do not reflect the value of vested compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts also include the values of unvested and vested equity awards during the applicable year based on year-end
stock prices, various accounting valuation assumptions and projected performance related to our performance-based restricted stock units. “Compensation actually paid”, determined in accordance with SEC rules, will generally fluctuate due to stock price achievement and varying levels of projected and actual achievement of performance goals applicable to our restricted stock units. For a discussion of how our Culture and Compensation Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable fiscal years.

	2020		2021		2022
Adjustments	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Deduction for amounts reported under the “Stock Awards” columns in the Summary Compensation Table for the year	$(7,625,400)	$(1,054,768)	$(7,370,377)	$(1,338,855)	$(10,291,269)	$(2,004,567)

Increase based on ASC 718 Fair Value of awards granted during applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	12,272,017	1,697,501	10,732,579	1,957,339	10,795,390	2,084,805

Increase/deduction for awards granted during prior years that were outstanding and unvested as of the applicable year end, determined based on the change in ASC 718 Fair Value from the prior year end to the applicable year end	(829,684)	(102,997)	1,999,365	300,493	1,105,617	188,800

Increase/deduction for awards granted during prior years that vested during the applicable year, determined based on change in ASC 718 Fair Value from the prior year end to the vesting date	(397,270)	(51,417)	(229,683)	(28,413)	446,039	60,344

Increase based on Dividends Paid during the year prior to vesting date	183,484	25,698	(178,461)	(22,698)	944,159	169,210

Deduction of ASC 718 Fair Value of awards granted during prior year that were forfeited during the applicable year, determined as of prior year end	—	—	—	—	—	—

TOTAL ADJUSTMENTS	$3,603,146	$514,017	$4,953,424	$867,865	$2,999,935	$498,593

(2)
Peer group total stockholder return is based on the cumulative total stockholder return of the NAREIT Lodging & Resorts Index. Total stockholder return amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2020 represents the one-year
return for December 31, 2019 to December 31, 2020; for 2021 the returns shown represents the two-year
return from December 31, 2019 to December 31, 2021 and for 2022 the returns shown represents the three-year return from December 31, 2019 to December 31, 2022.

(3)
Adjusted EBITDA
re
is a predominant measure of operating performance used by real estate investment trusts and the Company reports the measure in accordance with NAREIT guidelines, with certain adjustments, as a supplemental measure of operating performance in its earnings releases, financial presentations and SEC filings. For more information on this measure and a reconciliation to the applicable GAAP measure, see the Company’s Annual Report on Form
10-K
in “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Reconciliation of Net Income (Loss) to EBITDA, EBITDA
re
and Adjusted EBITDA
re
for Host Inc. and Host L.P.” on page 73.

Company Selected Measure Name	Adjusted EBITDAre
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs

2022	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Julie Aslaksen and Michael Lentz

2021	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Julie Aslaksen and Joanne Hamilton

2020	James F. Risoleo	Sourav Ghosh, Brian Macnamara, Nathan Tyrrell, Julie Aslaksen and Joanne Hamilton

Peer Group Issuers, Footnote [Text Block]	Peer group total stockholder return is based on the cumulative total stockholder return of the NAREIT Lodging & Resorts Index. Total stockholder return amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The Company and peer group total stockholder return for 2020 represents the one-year
return for December 31, 2019 to December 31, 2020; for 2021 the returns shown represents the two-year
	return from December 31, 2019 to December 31, 2021 and for 2022 the returns shown represents the three-year return from December 31, 2019 to December 31, 2022.
PEO Total Compensation Amount	$ 14,474,484	$ 11,520,730	$ 10,094,761
PEO Actually Paid Compensation Amount	$ 17,474,419	16,474,154	13,697,907
Adjustment To PEO Compensation, Footnote [Text Block]

	2020		2021		2022
Adjustments	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Deduction for amounts reported under the “Stock Awards” columns in the Summary Compensation Table for the year	$(7,625,400)	$(1,054,768)	$(7,370,377)	$(1,338,855)	$(10,291,269)	$(2,004,567)

Increase based on ASC 718 Fair Value of awards granted during applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	12,272,017	1,697,501	10,732,579	1,957,339	10,795,390	2,084,805

Increase/deduction for awards granted during prior years that were outstanding and unvested as of the applicable year end, determined based on the change in ASC 718 Fair Value from the prior year end to the applicable year end	(829,684)	(102,997)	1,999,365	300,493	1,105,617	188,800

Increase/deduction for awards granted during prior years that vested during the applicable year, determined based on change in ASC 718 Fair Value from the prior year end to the vesting date	(397,270)	(51,417)	(229,683)	(28,413)	446,039	60,344

Increase based on Dividends Paid during the year prior to vesting date	183,484	25,698	(178,461)	(22,698)	944,159	169,210

Deduction of ASC 718 Fair Value of awards granted during prior year that were forfeited during the applicable year, determined as of prior year end	—	—	—	—	—	—

TOTAL ADJUSTMENTS	$3,603,146	$514,017	$4,953,424	$867,865	$2,999,935	$498,593

Non-PEO NEO Average Total Compensation Amount	$ 3,478,720	2,814,068	1,920,755
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,977,313	3,681,933	2,434,772
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2020		2021		2022
Adjustments	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs

Deduction for amounts reported under the “Stock Awards” columns in the Summary Compensation Table for the year	$(7,625,400)	$(1,054,768)	$(7,370,377)	$(1,338,855)	$(10,291,269)	$(2,004,567)

Increase based on ASC 718 Fair Value of awards granted during applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	12,272,017	1,697,501	10,732,579	1,957,339	10,795,390	2,084,805

Increase/deduction for awards granted during prior years that were outstanding and unvested as of the applicable year end, determined based on the change in ASC 718 Fair Value from the prior year end to the applicable year end	(829,684)	(102,997)	1,999,365	300,493	1,105,617	188,800

Increase/deduction for awards granted during prior years that vested during the applicable year, determined based on change in ASC 718 Fair Value from the prior year end to the vesting date	(397,270)	(51,417)	(229,683)	(28,413)	446,039	60,344

Increase based on Dividends Paid during the year prior to vesting date	183,484	25,698	(178,461)	(22,698)	944,159	169,210

Deduction of ASC 718 Fair Value of awards granted during prior year that were forfeited during the applicable year, determined as of prior year end	—	—	—	—	—	—

TOTAL ADJUSTMENTS	$3,603,146	$514,017	$4,953,424	$867,865	$2,999,935	$498,593

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
Adjusted EBITDA re
Relative Total Stockholder Return
Cost Per Occupied Room
Capital Expenditure Cash Flow

Total Shareholder Return Amount	$ 90.99	95.39	80.25
Peer Group Total Shareholder Return Amount	76.5	90.32	76.4
Net Income (Loss)	$ 643,000,000	$ (11,000,000)	$ (741,000,000)
Company Selected Measure Amount	1,498,000,000	532,000,000	(168,000,000)
PEO Name	James F. Risoleo
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDAre
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cost Per Occupied Room
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Capital Expenditure Cash Flow
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,999,935	$ 4,953,424	$ 3,603,146
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,291,269)	(7,370,377)	(7,625,400)
PEO [Member] | Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,795,390	10,732,579	12,272,017
PEO [Member] | Fair Value of Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,105,617	1,999,365	(829,684)
PEO [Member] | Fair Value of Awards vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	446,039	(229,683)	(397,270)
PEO [Member] | Increase Based on Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	944,159	(178,461)	183,484
PEO [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	498,593	867,865	514,017
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,004,567)	(1,338,855)	(1,054,768)
Non-PEO NEO [Member] | Fair Value Of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,084,805	1,957,339	1,697,501
Non-PEO NEO [Member] | Fair Value of Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	188,800	300,493	(102,997)
Non-PEO NEO [Member] | Fair Value of Awards vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,344	(28,413)	(51,417)
Non-PEO NEO [Member] | Increase Based on Dividends Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	169,210	(22,698)	25,698
Non-PEO NEO [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0